SUBSEQUENT EVENTS TO DECEMBER 31, 2022	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS TO DECEMBER 31, 2022
SUBSEQUENT EVENTS TO DECEMBER 31, 2022

NOTE 30 – SUBSEQUENT EVENTS TO DECEMBER 31, 2022

Issuance of Notes

In connection with the Notes Global Program for a maximum outstanding amount of US$3,000 million or its equivalent in other currencies, the Company announced the subscription of new series of notes. The amount of the Notes finally issued and its main characteristics are detailed below:

Series 14 Notes

Issuance date: February 10, 2023.

Amount involved: US$62.4 million payables in Argentine pesos at the applicable exchange rate (equivalent to $11,845 pesos at the issuance date).

Maturity Date: February 10, 2028.

Amortization: Principal will be paid in one installment at maturity date.

Interest rate and Payment Date: Interest is payable on a quarterly basis from its issuance date until its maturity date at an annual fixed rate of 1.00%. The last interest payment date will be on maturity date.

Carlos Moltini
Chairman of the Board of Directors